Deferred Government Grants	12 Months Ended
Dec. 31, 2011
Deferred Government Grants
Deferred Government Grants

19.                               Deferred Government Grants

Deferred government grants (current) represent research and development grants received, net of research and development expenditures incurred. In 2011, the Company received $893,149 (RMB 5,781,800) (2010 - $372,012 (RMB 2,521,760)) in government grants for research and development expenses.

Deferred government grants (non-current) included $2,277,428 (RMB 14,495,147) (December 31, 2010 - $2,464,565 (RMB 16,295,212)) being the unamortized portion of the amount that the Company received in 2007 for construction of a pandemic influenza vaccine production facility. The condition of receiving the production facility grant requires the Company to have the entire facility available to manufacture pandemic influenza vaccines at any given moment upon request by the Chinese government. Government grant relating to the production facility recognized in income was $278,067, $265,547 and $197,347 in 2011, 2010 and 2009, respectively.

In 2011, the Company received $699,776 (RMB 4,530,000) (2010 - $nil) interest subsidy related to the Changping facility construction project and recorded as a reduction to interest capitalized (note 9).

In 2011, the Company received $331,135 (RMB 2,143,600) (2010 - $nil) general incentives from the government and recorded it in government grants recognized as income in statement of income.

In 2011, the Company received $595,883 (RMB 3,857,450) (2010 - $147,521 (RMB1,000,000)) interest subsidy from the government and recorded it as a reduction to interest and financing expenses in statement of income.